TRADE PAYABLES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
TRADE PAYABLES

14.	TRADE PAYABLES

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Trade payables	100	280	38

The aging analysis of trade payables as of December 31, 2023 and 2024 is as follows:

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Within 1 year	—	180	24
Between 1 and 2 years	—	—	—
Over 2 years	100	100	14

Total	100	280	38

Trade payables are mainly due to subcontractors of construction services and the vendors of labor service.